Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals)	Mar. 31, 2025 $ / shares shares	Sep. 30, 2024 ¥ / shares shares
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.01	¥ 0.01
Ordinary shares, shares authorized	4,195,000,000	419,500,000,000,000
Ordinary shares, shares issued	2,399,178,920	73,117,892,046,400
Ordinary shares, shares outstanding	2,399,178,920	73,117,892,046,400
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.01	¥ 0.0000001
Ordinary shares, shares authorized	600,000,000	60,000,000,000,000
Ordinary shares, shares issued	63,927,890	6,392,789,000,000
Ordinary shares, shares outstanding	63,927,890	6,392,789,000,000